American Century Investments®
Quarterly Portfolio Holdings
American Century® California Municipal Bond ETF (CATF)
November 30, 2025

California Municipal Bond ETF - Schedule of Investments
NOVEMBER 30, 2025 (UNAUDITED)

	Principal Amount ($)/Shares	Value ($)
MUNICIPAL SECURITIES — 98.8%
American Samoa — 0.4%
American Samoa Economic Development Authority Rev., 5.00%, 9/1/27(1)(2)	250,000	254,869
California — 94.8%
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/37	120,000	121,583
Antelope Valley-East Kern Water Agency Financing Authority Rev., (Metropolitan Water District of Southern California), 5.00%, 4/1/44	150,000	165,555
Bay Area Toll Authority Rev., 4.00%, 4/1/30	475,000	483,907
Bay Area Toll Authority Rev., 5.00%, 4/1/42	250,000	272,556
Burbank-Glendale-Pasadena Airport Authority Brick Campaign Rev., 5.25%, 7/1/49	250,000	261,846
California Community Choice Financing Authority Rev., 5.00%, 11/1/33 (GA: Canadian Imperial Bank)	500,000	548,044
California Community Choice Financing Authority Rev., VRN, 5.00%, 5/1/54 (GA: Morgan Stanley)	500,000	535,674
California Community Choice Financing Authority Rev., VRN, 5.50%, 10/1/54 (GA: National Bank of Canada)	45,000	49,396
California Community Choice Financing Authority Rev., VRN, 5.25%, 11/1/54 (GA: Goldman Sachs Group, Inc.)	465,000	497,562
California Community Choice Financing Authority Rev., VRN, 5.00%, 2/1/55 (GA: Royal Bank of Canada)	525,000	572,892
California Community Choice Financing Authority Rev., VRN, 5.00%, 8/1/55 (GA: American General Life)	500,000	531,479
California Community Choice Financing Authority Rev., VRN, 5.00%, 12/1/55 (GA: American General Life)	100,000	106,530
California Community Choice Financing Authority Rev., VRN, 5.00%, 1/1/56 (GA: New York Life Insurance Co.)	220,000	242,886
California Community Choice Financing Authority Rev., VRN, 5.00%, 3/1/56 (GA: Pacific Life Insurance Co.)	250,000	274,523
California Community Choice Financing Authority Rev., VRN, 5.00%, 10/1/56 (GA: Bank Of Nova Scotia TR)	250,000	274,366
California Community College Financing Authority Rev., (NCCD-Orange Coast Properties LLC), 5.25%, 5/1/43	20,000	20,369
California County Tobacco Securitization Agency Rev., (Los Angeles County Securitization Corp.), 5.00%, 6/1/32	105,000	111,326
California County Tobacco Securitization Agency Rev., (Los Angeles County Securitization Corp.), 4.00%, 6/1/39	325,000	311,872
California County Tobacco Securitization Agency Rev., (Los Angeles County Securitization Corp.), 4.00%, 6/1/49	200,000	173,030
California Educational Facilities Authority Rev., (Leland Stanford Junior University), VRN, 5.00%, 3/1/55	100,000	114,999
California Educational Facilities Authority Rev., (Santa Clara University), 5.00%, 4/1/40	200,000	229,070
California Enterprise Development Authority Rev., (Sage Hill School), 5.00%, 12/1/37	130,000	148,011
California Enterprise Development Authority Rev., (Sage Hill School), 5.00%, 12/1/40	225,000	250,901
California Health Facilities Financing Authority Rev., (Adventist Health System/West Obligated Group), 5.25%, 12/1/40	250,000	274,279
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center Obligated Group), 4.00%, 8/15/48	275,000	255,070
California Health Facilities Financing Authority Rev., (CommonSpirit Health Obligated Group), 4.00%, 4/1/37	400,000	407,600
California Health Facilities Financing Authority Rev., (CommonSpirit Health Obligated Group), 4.00%, 4/1/38	25,000	25,364
California Health Facilities Financing Authority Rev., (CommonSpirit Health Obligated Group), 5.00%, 12/1/42	350,000	377,504
California Health Facilities Financing Authority Rev., (Kaiser Foundation Hospitals), VRN, 5.00%, 6/1/41	140,000	152,551
California Health Facilities Financing Authority Rev., (Lucile Salter Packard Children's Hospital at Stanford Obligated Group), 5.00%, 8/15/34	530,000	628,832
California Health Facilities Financing Authority Rev., (Scripps Health Obligated Group), 5.00%, 11/15/44	675,000	734,366
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 11/15/32	145,000	151,569
California Housing Finance Agency Rev., (300 De Haro Venture LP), VRN, 3.25%, 6/1/55	125,000	125,406
California Housing Finance Agency Rev., (Century WLAVA 4 LP), VRN, 2.95%, 6/1/46	250,000	250,307
California Housing Finance Agency Rev., (CR Epoca L Communities LP), Class PT, 3.70%, 11/1/37 (FNMA)	250,000	255,117
California Infrastructure & Economic Development Bank Rev., (California Science Center Foundation), 5.00%, 11/1/31	215,000	243,618
California Infrastructure & Economic Development Bank Rev., (Desertxpress Enterprises LLC), VRN, 12.00%, 1/1/65	145,000	123,250
California Infrastructure & Economic Development Bank Rev., (Equitable School Revolving Fund LLC Obligated Group), 5.00%, 11/1/29	250,000	265,880
California Infrastructure & Economic Development Bank Rev., (Equitable School Revolving Fund LLC Obligated Group), 5.00%, 11/1/44	325,000	333,770
California Infrastructure & Economic Development Bank Rev., (University of California), 5.00%, 5/15/45	250,000	271,904
California Municipal Finance Authority Rev., 4.70%, 7/1/41 (FNMA)	250,000	261,913
California Municipal Finance Authority Rev., (4252 Crenshaw Preservation LLC), 3.75%, 12/1/35 (FHLMC)(2)	200,000	200,254
California Municipal Finance Authority Rev., (5435 Balboa LP), VRN, 3.15%, 8/1/59	350,000	350,478
California Municipal Finance Authority Rev., (Ascent 613), 5.375%, 1/1/55(1)	200,000	195,813

California Municipal Finance Authority Rev., (California Baptist University), 5.00%, 11/1/36(1)	500,000	502,202
California Municipal Finance Authority Rev., (California Baptist University), 5.125%, 11/1/40(1)	250,000	260,120
California Municipal Finance Authority Rev., (California Lutheran University CA), 5.00%, 10/1/28	150,000	156,977
California Municipal Finance Authority Rev., (California Lutheran University CA), 5.00%, 10/1/37	200,000	205,750
California Municipal Finance Authority Rev., (Caritas Corp. CMFA Mobile Home Park Financing 2024 Portfolio), 4.00%, 8/15/44	250,000	232,295
California Municipal Finance Authority Rev., (CHF-Davis I LLC), 5.00%, 5/15/43	250,000	252,629
California Municipal Finance Authority Rev., (Creative Center of Los Altos), 4.50%, 11/1/46(1)	100,000	92,406
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/29	40,000	40,865
California Municipal Finance Authority Rev., (Eskaton Properties, Inc. Obligated Group), 5.00%, 11/15/44	250,000	254,826
California Municipal Finance Authority Rev., (HumanGood California Obligated Group), 5.00%, 10/1/36	400,000	431,076
California Municipal Finance Authority Rev., (Ignatian Corp.), 5.00%, 9/1/54	600,000	618,869
California Municipal Finance Authority Rev., (Maison's Sierra Phase 2 LP), 4.45%, 11/1/43 (FNMA)	100,000	100,193
California Municipal Finance Authority Rev., (PRS-California Obligated Group), 5.00%, 4/1/44	250,000	257,641
California Municipal Finance Authority Rev., (Scripps College), 5.00%, 7/1/29	375,000	406,528
California Municipal Finance Authority Rev., (St. Mary and All Angels Christian Church CA), 5.75%, 5/1/54(1)	50,000	50,313
California Municipal Finance Authority Rev., (United Airlines, Inc.), 4.00%, 7/15/29	500,000	504,011
California Municipal Finance Authority Rev., (University of La Verne), 5.00%, 6/1/28	100,000	102,556
California Municipal Finance Authority Rev., (View at San Bruno LP), VRN, 5.00%, 6/1/56	30,000	31,672
California Municipal Finance Authority Rev., (Village Green Tax Credit LP), 4.125%, 11/1/41 (FNMA)	100,000	100,388
California Municipal Finance Authority Rev., (Witmer Manor Community Partners LP), 4.875%, 11/1/43 (FNMA)(HUD)	200,000	210,325
California Municipal Finance Authority Rev., VRN, 4.33%, 11/20/40	99,937	100,304
California Municipal Finance Authority Rev., VRN, 3.54%, 2/20/41	99,472	93,275
California Municipal Finance Authority Special Tax, (California Municipal Finance Authority BOLD Program Series 2024A), 5.00%, 9/1/48	235,000	239,818
California Municipal Finance Authority Special Tax, (California Municipal Finance Authority Cmnty Facs Dist No. 2022-6 Impt Area No. 2), 5.25%, 9/1/45	100,000	103,829
California Municipal Finance Authority Special Tax, (California Municipal Finance Authority Cmnty Facs District No. 2023-5 Area No. 2), 5.00%, 9/1/40	225,000	234,022
California Public Finance Authority Rev., (Henry Mayo Newhall Hospital Obligated Group), 5.00%, 10/15/37	40,000	40,245
California Public Finance Authority Rev., (Kendal at Sonoma Obligated Group), 5.00%, 11/15/46(1)	250,000	229,700
California Public Finance Authority Rev., (PIH Health, Inc. Obligated Group), 5.00%, 6/1/37	290,000	323,369
California Public Finance Authority Rev., (PIH Health, Inc. Obligated Group), 5.00%, 6/1/38	310,000	342,235
California School Finance Authority Rev., (Alliance for College Ready Public Schools Obligated Group), 4.00%, 7/1/34(1)	350,000	357,011
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 4.00%, 8/1/36(1)	125,000	122,726
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/46(1)	300,000	293,960
California School Finance Authority Rev., (Granada Hills Charter High School Obligated Group), 5.00%, 7/1/42(1)	250,000	253,470
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/27(1)	160,000	163,988
California School Finance Authority Rev., (Kipp SoCal Public Schools Obligated Group), 5.00%, 7/1/49(1)	395,000	395,809
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/37(1)	325,000	325,683
California School Finance Authority Rev., (TEACH, Inc. Series 2019 Obligated Group), 5.00%, 6/1/29(1)	255,000	256,135
California State Public Works Board Rev., (State of California), 5.00%, 9/1/33	500,000	586,750
California State University Rev., 4.00%, 11/1/43	335,000	331,841
California State University Rev., VRN, 3.125%, 11/1/51	185,000	185,075
California Statewide Communities Development Authority Rev., 5.00%, 10/1/32(1)	300,000	343,188
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/40	400,000	401,852
California Statewide Communities Development Authority Rev., (Emanate Health Obligated Group), 4.00%, 4/1/45	250,000	236,660
California Statewide Communities Development Authority Rev., (Foothill Oak Park Apartments LLC), VRN, 4.25%, 9/1/67 (FNMA)	500,000	519,396
California Statewide Communities Development Authority Rev., (Front Porch Communities & Services Obligated Group), 4.00%, 4/1/39	175,000	173,469
California Statewide Communities Development Authority Rev., (Front Porch Communities & Services Obligated Group), 4.00%, 4/1/42	200,000	188,876
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.25%, 12/1/44	200,000	200,549
California Statewide Communities Development Authority Rev., (Sequoia Living, Inc.), 5.00%, 7/1/39	250,000	281,374
California Statewide Communities Development Authority Rev., (USC Obligated Group), 5.00%, 1/1/35	125,000	130,554

Central Valley Energy Authority Rev., VRN, 5.00%, 12/1/55 (GA: Pacific Life Insurance Co.)	250,000	277,661
Chabot-Las Positas Community College District GO, 5.25%, 8/1/48	300,000	323,908
Chino Community Facilities District Special Tax, (City of Chino CA Community Facilities District No. 2022-1), 5.00%, 9/1/35	285,000	306,844
City & County of San Francisco, Infrastructure & Revitalization Financing Dist No. 1 Facs Tax Allocation, 5.00%, 9/1/46(1)(2)	150,000	150,229
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority Orange Portfolio), 2.80%, 3/1/47(1)	240,000	191,375
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority Orange Portfolio), 3.00%, 3/1/57(1)	100,000	68,192
Department of Veterans Affairs Veteran's Farm & Home Purchase Program Rev., 4.25%, 12/1/49	250,000	245,354
Dublin Special Tax, (City of Dublin CA Community Facilities District No. 2015-1 Improvement Area No. 5), 5.375%, 9/1/51	390,000	404,836
East Bay Municipal Utility District Wastewater System Rev., 5.00%, 6/1/45	520,000	561,055
East County Advanced Water Purification Joint Powers Authority Rev., 3.125%, 9/1/26	690,000	691,224
El Monte Union High School District GO, 5.00%, 6/1/30	100,000	112,373
El Monte Union High School District GO, 5.00%, 6/1/32	100,000	117,220
Foothill-Eastern Transportation Corridor Agency Rev., 4.00%, 1/15/32	180,000	190,923
Foothill-Eastern Transportation Corridor Agency Rev., 4.00%, 1/15/43	205,000	205,139
Foothill-Eastern Transportation Corridor Agency Rev., 4.00%, 1/15/46 (BAM-TCRS)	135,000	132,088
Foothill-Eastern Transportation Corridor Agency Rev., 4.00%, 1/15/46	260,000	252,320
Glendale Electric Rev., 5.00%, 2/1/46	200,000	212,389
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/51	750,000	751,481
Hastings Campus Housing Finance Authority Rev., 5.00%, 7/1/61(1)	250,000	225,920
Imperial Irrigation District Electric System Rev., 5.00%, 11/1/46	150,000	163,085
Independent Cities Finance Authority Rev., (City of Compton CA Sales Tax), 4.00%, 6/1/36 (AG)(1)	250,000	254,962
Independent Cities Finance Authority Rev., (City of Compton CA Sales Tax), 4.00%, 6/1/51 (AG)(1)	150,000	142,086
Lammersville Joint Unified School District Special Tax, (Lammersville Joint Unified School District Community Facilities Dist No. 2024-1), 5.00%, 9/1/40	500,000	529,368
Long Beach Marina System Rev., 5.00%, 5/15/37	250,000	284,427
Los Angeles Community College District GO, 5.00%, 8/1/26	250,000	254,610
Los Angeles County Community Facilities District No. 2021-01 Special Tax, (County of Los Angeles CA Community Facilities District No. 2021-01 Area No.2), 5.00%, 9/1/49	250,000	255,570
Los Angeles County Public Works Financing Authority Rev., (County of Los Angeles CA), 5.00%, 12/1/27	250,000	250,764
Los Angeles County Public Works Financing Authority Rev., (County of Los Angeles CA), 5.50%, 12/1/49	150,000	166,320
Los Angeles Department of Airports Rev., 5.00%, 5/15/32	150,000	168,379
Los Angeles Department of Airports Rev., 5.00%, 5/15/48	300,000	321,457
Los Angeles Department of Water & Power Rev., (Los Angeles Department of Water & Power Power System), 5.00%, 7/1/42	250,000	271,941
Los Angeles Department of Water & Power Rev., (Los Angeles Department of Water & Power Power System), 5.00%, 7/1/45	500,000	527,730
Los Angeles Department of Water & Power Water System Rev., 5.00%, 7/1/27	125,000	129,311
Los Angeles Department of Water & Power Water System Rev., 5.00%, 1/1/30	250,000	269,107
Los Angeles Department of Water & Power Water System Rev., 5.00%, 7/1/33	125,000	142,682
Los Angeles Department of Water & Power Water System Rev., 5.00%, 7/1/42 (BAM)	125,000	136,493
Los Angeles Housing Authority Rev., 3.75%, 4/1/34 (FNMA)	120,000	120,673
Los Angeles Housing Authority Rev., (Victory Boulevard Housing Partners LP), VRN, 3.00%, 1/1/46(2)	212,000	212,102
Los Angeles Unified School District GO, 5.00%, 7/1/26	180,000	182,860
Los Angeles Unified School District GO, 5.00%, 7/1/35	500,000	610,568
Manhattan Beach COP, VRN, 5.00%, 7/1/55	670,000	701,694
Morgan Hill Unified School District GO, Capital Appreciation, 0.00%, 8/1/26 (FGIC)(3)(4)	75,000	73,630
Mountain View School District School Facilities Improvement District No. 2 GO, Capital Appreciation, 0.00%, 7/1/29(4)	300,000	264,311
M-S-R Energy Authority Rev., 6.50%, 11/1/39 (GA: Citigroup Global Markets)	290,000	357,131
New Hampshire Business Finance Authority Rev., VRN, 3.93%, 7/20/39	396,808	392,076
Northern California Transmission Agency Rev., 5.00%, 5/1/33	450,000	454,442
Ontario Community Facilities District No. 64 Special Tax, 5.00%, 9/1/39	100,000	105,793
Ontario Public Financing Authority Rev., (City of Ontario CA Water), 5.00%, 8/1/49	195,000	207,746

Orange County Community Facilities District Special Tax, (County of Orange CA Community Facilities District No. 2016-1), 5.00%, 8/15/32	125,000	126,594
Orange County Community Facilities District Special Tax, (County of Orange CA Community Facilities District No. 2023-1), 5.50%, 8/15/53	425,000	444,530
Palmdale Water District Public Financing Authority Rev., (Palmdale Water District), 5.00%, 10/1/53 (AG)	250,000	264,119
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/36	130,000	121,754
Paradise Unified School District COP, 5.25%, 5/1/48	100,000	101,428
Peninsula Corridor Joint Powers Board Rev., 5.00%, 10/1/36	200,000	216,799
Port of Los Angeles Rev., 5.00%, 8/1/35	250,000	284,799
Port of Los Angeles Rev., 5.00%, 8/1/36	340,000	384,258
Rancho Cordova Special Tax, (City of Rancho Cordova CA Ranch Community Facs District No. 2021-1 Area No. 3), 5.00%, 9/1/40	280,000	292,579
Redwood City Redevelopment Agency Successor Agency Tax Allocation, Capital Appreciation, 0.00%, 7/15/30 (AMBAC)(4)	200,000	173,524
Rialto Special Tax, (City of Rialto CA Community Facilities District No. 2020-1), 5.00%, 9/1/45	100,000	102,446
Rio Hondo Community College District GO, 5.00%, 8/1/43	225,000	251,011
Riverside County Public Financing Authority Tax Allocation, 5.00%, 10/1/35 (BAM)	100,000	118,990
Riverside County Public Financing Authority Tax Allocation, (Riverside County Public Financing Authority Redevelopment Project Area No. 1), 5.00%, 10/1/26 (AG)	250,000	254,955
Riverside County Transportation Commission Rev., 4.00%, 6/1/46	565,000	517,572
Riverside Unified School District Special Tax, (Riverside Unified School District Community Facilities District No. 40), 5.00%, 9/1/40	150,000	157,170
Romoland School District Special Tax, (Romoland School District Community Facilities District No. 2020-2 Area No. 1), 5.00%, 9/1/40	250,000	264,750
Roseville Special Tax, (City of Roseville CA Amoruso Ranch Community Facilities District 1 Impt Area 1), 5.00%, 9/1/44	500,000	510,024
Roseville Special Tax, (City of Roseville CA Creekview Phase 5 Community Facilities District No. 1), 5.00%, 9/1/40(2)	150,000	156,133
Sacramento City Unified School District GO, 5.00%, 8/1/53 (AG)	250,000	263,188
Sacramento County Airport System Rev., 5.00%, 7/1/34	15,000	15,915
Sacramento County Airport System Rev., 5.25%, 7/1/45	125,000	133,092
Sacramento County Airport System Rev., 5.25%, 7/1/54	245,000	262,655
Sacramento Municipal Utility District Rev., 5.00%, 8/15/28	20,000	21,540
Sacramento Municipal Utility District Rev., 5.00%, 11/15/54	385,000	409,566
Sacramento Municipal Utility District Rev., VRN, 5.00%, 8/15/49	250,000	289,484
San Diego County Rev., (Sanford Burnham Prebys Medical Discovery Institute), 5.00%, 11/1/28	200,000	200,354
San Diego County Rev., (Sanford Burnham Prebys Medical Discovery Institute), 5.00%, 11/1/30	25,000	25,043
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/35	100,000	114,729
San Diego County Regional Airport Authority Rev., 5.25%, 7/1/50	150,000	163,314
San Diego Public Facilities Financing Authority Rev., (City of San Diego CA Water Utility), 5.00%, 8/1/42	460,000	521,258
San Diego Unified School District GO, 5.00%, 7/1/35	250,000	302,027
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.00%, 5/1/32	310,000	346,668
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.00%, 5/1/46	350,000	350,302
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation, (Mission Bay South Redevelopment Area Tax Increment Financing District), 5.00%, 8/1/35 (AG)	250,000	295,093
San Francisco Public Utilities Commission Water Rev., 5.00%, 11/1/34	150,000	182,407
San Joaquin Hills Transportation Corridor Agency Rev., 4.00%, 1/15/34	150,000	156,806
San Joaquin Hills Transportation Corridor Agency Rev., 5.25%, 1/15/49	155,000	155,065
San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/36 (NPFG)(4)	40,000	27,706
San Jose Rev., (La Moraga San Jose LP), 3.90%, 10/1/35 (FNMA)	250,000	260,201
Santa Ana Gas Tax Rev., 5.00%, 1/1/34	40,000	42,978
Santa Barbara Community College District GO, 6.00%, 8/1/41	200,000	245,184
Santa Clara Unified School District GO, 4.00%, 7/1/37	105,000	110,694
Santa Clara Valley Water District Rev., 5.00%, 6/1/30	500,000	500,000
Santa Clara Valley Water District Rev., 5.00%, 6/1/45	310,000	338,837
Sonoma County Water Agency Rev., 4.00%, 7/1/47	145,000	143,865
South San Francisco Special Tax, (City of South San Francisco CA Community Facilities District No. 2021-01), 5.00%, 9/1/40	100,000	105,465
South San Francisco Special Tax, (City of South San Francisco CA Community Facilities District No. 2021-01), 5.00%, 9/1/45	100,000	102,998

Southern California Public Power Authority Rev., 5.00%, 7/1/26	80,000	80,167
Southern California Public Power Authority Rev., (City of Anaheim CA Electric System), VRN, 3.70%, 7/1/40	500,000	500,994
Southern California Public Power Authority Rev., (Los Angeles Department of Water & Power Power System), 5.00%, 7/1/48	100,000	104,023
Southern California Public Power Authority Rev., (Los Angeles Department of Water & Power Power System), 5.25%, 7/1/53	250,000	262,927
State of California GO, 4.00%, 3/1/30, Prerefunded at 100% of Par(3)	5,000	5,327
State of California GO, 3.50%, 12/1/30	995,000	995,249
State of California GO, 5.00%, 3/1/32	230,000	254,010
State of California GO, 4.00%, 3/1/36	195,000	202,835
State of California GO, 4.00%, 9/1/43	745,000	750,181
Stockton Community Facilities District Special Tax, (Stockton Community Facilities District No. 2018-2 Area No. 4), 5.00%, 9/1/40	100,000	104,492
Stockton Unified School District GO, 5.00%, 8/1/27 (AG)	285,000	297,716
Sulphur Springs Union School District Special Tax, (Sulphur Springs Union School District Community Facilities District No. 2019-1), 5.00%, 9/1/28	180,000	188,276
Tobacco Securitization Authority of Northern California Rev., (Sacramento County Tobacco Securitization Corp.), 4.00%, 6/1/49	225,000	195,504
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment), 5.00%, 10/1/37	200,000	206,299
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment), 5.00%, 10/1/39	100,000	102,583
University of California Rev., 5.00%, 5/15/26	50,000	50,640
University of California Rev., 5.00%, 5/15/29	200,000	219,366
University of California Rev., 5.00%, 5/15/37	360,000	420,348
University of California Rev., 5.25%, 5/15/40	250,000	293,829
University of California Rev., 5.00%, 5/15/53	500,000	530,986
Vacaville Special Tax, (City of Vacaville CA-Community Facilities District No. 13 Improvement Area 1), 5.00%, 9/1/40	100,000	103,610
West Sacramento Enhanced Infrastructure Financing District No. 1 Tax Allocation, 5.00%, 9/1/55 (AG)	100,000	106,100
Yosemite Community College District GO, Capital Appreciation, 0.00%, 8/1/31(4)	140,000	121,391
		54,748,598
Guam — 2.2%
Antonio B Won Pat International Airport Authority Rev., 5.25%, 10/1/35	100,000	111,443
Guam Government Waterworks Authority Rev., (Guam Government Waterworks Authority Water And Wastewater System), 5.25%, 7/1/41	500,000	539,773
Guam Power Authority Rev., 5.00%, 10/1/30	350,000	380,139
Port Authority of Guam Rev., 5.00%, 7/1/29	135,000	139,937
Territory of Guam Rev., 5.00%, 1/1/28	100,000	103,707
		1,274,999
Puerto Rico — 1.4%
Children's Trust Fund Rev., 0.00%, 5/15/50(4)	500,000	103,138
Puerto Rico GO, 5.625%, 7/1/29	150,000	159,262
Puerto Rico GO, VRN, 0.00%, 11/1/51	15,863	9,260
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev., 4.33%, 7/1/40	500,000	487,691
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev., Capital Appreciation, 0.00%, 7/1/51(4)	125,000	31,152
		790,503
TOTAL MUNICIPAL SECURITIES (Cost $56,092,030)		57,068,969
SHORT-TERM INVESTMENTS — 1.6%
Money Market Funds — 1.6%
BlackRock Liquidity Funds MuniCash (Cost $927,744)	927,651	927,744
TOTAL INVESTMENT SECURITIES — 100.4% (Cost $57,019,774)		57,996,713
OTHER ASSETS AND LIABILITIES — (0.4)%		(249,001)
TOTAL NET ASSETS — 100.0%		$57,747,712

NOTES TO SCHEDULE OF INVESTMENTS
AG	–	Assured Guaranty, Inc.
AMBAC	–	American Municipal Bond Assurance Corp.
BAM	–	Build America Mutual Assurance Corp.
BAM-TCRS	–	Build America Mutual Assurance Corp. - Transferrable Custodial Receipts
COP	–	Certificates of Participation
FGIC	–	Financial Guaranty Insurance Co.
FHLMC	–	Federal Home Loan Mortgage Corp.
FNMA	–	Federal National Mortgage Association
GA	–	Guaranty Agreement
GO	–	General Obligation
HUD	–	Housing and Urban Development
NPFG	–	National Public Finance Guarantee Corp.
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $5,130,157, which represented 8.9% of total net assets.
(2)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(3)Escrowed to maturity in U.S. government securities or state and local government securities.
(4)Security is a zero-coupon bond. Zero-coupon securities may be issued at a substantial discount from their value at maturity.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Municipal securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause a fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Municipal Securities	—	$57,068,969	—
Short-Term Investments	$927,744	—	—
	$927,744	$57,068,969	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual financial statements.